Equity (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Schedule Of Preferred Stock
At December 31, 2020, 2019 and 2018, preferred stock consisted of the following:

	December 31, 2020		December 31,
	Shares Outstanding	Call Price	2020	2019	2018
			Par Value, plus premium, if applicable
			(In Thousands)
Cumulative $100 par value,
authorized 2,000,000 shares
4% Series	47,611	$118.00	$5,410	$5,410	$5,410
4.2% Series	19,331	$103.00	1,933	1,933	1,933
4.6% Series	2,481	$103.00	248	248	248
4.8% Series	21,930	$101.00	2,193	2,193	2,193
5.65% Series	500,000	$100.00	50,000	50,000	50,000
Total cumulative preferred stock	591,353		$59,784	$59,784	$59,784

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Preferred Stock
At December 31, 2020, 2019 and 2018, preferred stock consisted of the following:

	December 31, 2020		December 31,
	Shares Outstanding	Call Price	2020	2019	2018
			Par Value, plus premium, if applicable
			(In Thousands)
Cumulative $100 par value,
authorized 2,000,000 shares
4% Series	47,611	$118.00	$5,410	$5,410	$5,410
4.2% Series	19,331	$103.00	1,933	1,933	1,933
4.6% Series	2,481	$103.00	248	248	248
4.8% Series	21,930	$101.00	2,193	2,193	2,193
5.65% Series	500,000	$100.00	50,000	50,000	50,000
Total cumulative preferred stock	591,353		$59,784	$59,784	$59,784